Annual Fund Operating Expenses - Institutional - Vanguard Russell 1000 Index Fund - Institutional Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.07%